Common Units - Additional Information (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Accumulated deficit	$ (124,514)	$ (90,680)	$ (26,939)
Capital Unit, Class A [Member]
Class of Stock [Line Items]
Accumulated deficit	$ (99,611)	$ (72,544)
Capital units initial disribution percentage in case of liquidation	80.00%	80.00%
Capital units distribtion percentage after the completion initial distribution	50.00%	50.00%
Capital units aggregate priority distribution as a multiple of initial contribution	3	3
Capital Units B And C [Member]
Class of Stock [Line Items]
Accumulated deficit	$ (24,903)	$ (18,136)
Capital units initial disribution percentage in case of liquidation	20.00%	20.00%
Capital units distribtion percentage after the completion initial distribution	50.00%	50.00%